Net finance (expense) income - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Income (Expenses), Net [Abstract]
Bank fees		$ 6,076
Amount of interest expense			$ 23,506
Extinguishment loss			35,920
Interest on lease liabilities	$ 828	1,033	$ 720
Interest expense		$ 1,601